Shareholders’ Deficit	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Shareholders’ Deficit

Note 14

Shareholders’ Deficit:

As of December 31, 2020, the Company had 6,960,000 registered and issued common shares.

In March 2019, the Company issued a total of 580,000 of its common shares to creditors in exchange for payment of $5,131,481 of the credit facilities, $2,000,000 of the interest-free $2 million bridge loan and $529,769 of convertible promissory notes.

In July 2018, the Company issued 260,000 of its common shares to the creditors in exchange for payment of $3,418,519 due under the $7.1 million credit facility.